Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Total risk-based capital:
Actual		¥ 2,255,791
Common Equity Tier 1 capital:
Required		4.50%		4.00%
Total risk-based capital:
Required		120.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 3,361,000	¥ 2,934,000
Actual		6,566,000	6,153,000
Tier 1 capital:
Required	[1]	4,299,000	3,912,000
Actual		7,905,000	7,500,000
Total risk-based capital:
Required	[1]	5,550,000	5,215,000
Actual		¥ 9,639,000	¥ 9,508,000
Common Equity Tier 1 capital:
Required	[1]	5.375%	4.50%
Actual		10.50%	9.43%
Tier 1 capital:
Required	[1]	6.875%	6.00%
Actual		12.64%	11.50%
Total risk-based capital:
Required	[1]	8.875%	8.00%
Actual		15.41%	14.58%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,555,000	¥ 2,574,000
Actual		6,142,000	5,966,000
Tier 1 capital:
Required		3,406,000	3,432,000
Actual		7,244,000	6,943,000
Total risk-based capital:
Required		4,542,000	4,576,000
Actual		¥ 8,780,000	¥ 8,754,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		10.81%	10.42%
Tier 1 capital:
Required		6.00%	6.00%
Actual		12.75%	12.13%
Total risk-based capital:
Required		8.00%	8.00%
Actual		15.46%	15.30%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,489,000	¥ 2,519,000
Actual		5,892,000	5,787,000
Tier 1 capital:
Required		3,318,000	3,359,000
Actual		7,004,000	6,728,000
Total risk-based capital:
Required		4,424,000	4,479,000
Actual		¥ 8,576,000	¥ 8,598,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		10.65%	10.33%
Tier 1 capital:
Required		6.00%	6.00%
Actual		12.66%	12.01%
Total risk-based capital:
Required		8.00%	8.00%
Actual		15.50%	15.35%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 109,000	¥ 120,000
Actual		440,000	444,000
Tier 1 capital:
Required		145,000	160,000
Actual		440,000	444,000
Total risk-based capital:
Required		193,000	213,000
Actual		¥ 472,000	¥ 512,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		18.21%	16.67%
Tier 1 capital:
Required		6.00%	6.00%
Actual		18.21%	16.68%
Total risk-based capital:
Required		8.00%	8.00%
Actual		19.52%	19.21%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 109,000	¥ 117,000
Actual		448,000	437,000
Tier 1 capital:
Required		145,000	156,000
Actual		448,000	437,000
Total risk-based capital:
Required		194,000	208,000
Actual		¥ 480,000	¥ 503,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		18.52%	16.79%
Tier 1 capital:
Required		6.00%	6.00%
Actual		18.52%	16.79%
Total risk-based capital:
Required		8.00%	8.00%
Actual		19.80%	19.33%

[1]	The required amounts and ratios as of March 31, 2016 include those equivalent to a transition capital conservation buffer of 0.625% and transition additional loss absorbency requirements for a G-SIB and D-SIB of 0.25% and the sum of the risk weighted assets and each such ratio.